Stockholders' Equity - Additional Information (Details)						12 Months Ended			24 Months Ended	36 Months Ended
	Sep. 24, 2019	Aug. 29, 2019 USD ($) shares	Jan. 04, 2019 USD ($)	Jun. 23, 2017 shares	Aug. 31, 2016 USD ($) $ / shares	Dec. 31, 2019 USD ($) Warrant $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2018 $ / shares shares	May 29, 2019 shares
Class of Stock [Line Items]
Common stock, shares authorized						50,000,000	15,099,554			15,099,554
Preferred stock, shares authorized						5,000,000
Common stock, par value per share | $ / shares						$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, par value per share | $ / shares						$ 0.0001
Business combination shares issued for each share of common stock						1.16
Conversion ratio of reverse stock split						0.5
Gross cash proceeds from issuance of preferred stock | $						$ 4,000,000
Common stock warrants issued								102,740
Issuance of preferred stock, total offering amount | $						$ 934,000	$ 5,000
Stock-based compensation expense recognized as a result of accelerated vesting | $			$ 400,000
2010 Stock Option Plan
Class of Stock [Line Items]
Common stock initially reserved for issuance						1,000,000
Increase in number of shares reserved for issuance						203,263	255,415
Contractual term of options granted						10 years
Options remain available for future grant						100,000	500,000			500,000
2010 Stock Option Plan | Incentive Stock Options
Class of Stock [Line Items]
Options granted to shareholder, percentage						10.00%
Minimum | 2010 Stock Option Plan | Incentive and Non-statutory Stock Options
Class of Stock [Line Items]
Options granted, exercise price expressed as a percentage of fair market value						100.00%
Minimum | 2010 Stock Option Plan | Incentive Stock Options
Class of Stock [Line Items]
Options granted, exercise price expressed as a percentage of fair market value						110.00%
Public Warrants
Class of Stock [Line Items]
Warrants issued to purchase common stock				14,936,250
Warrants expiration period						5 years
Number of warrants entitle holder to purchase one share | Warrant						4
Warrants outstanding						14,936,250	14,936,250			14,936,250
Series C Warrants
Class of Stock [Line Items]
Warrants expiration period						3 years
Warrants outstanding						202,897	292,119			292,119
Placement Agent Warrants
Class of Stock [Line Items]
Warrants issued to purchase common stock									168,522	72,695
Warrants expiration period							7 years		7 years	7 years
Warrants outstanding						241,217	241,217			241,217
Management Warrants
Class of Stock [Line Items]
Warrants expiration period						10 years
Warrants outstanding						22,320	22,320			22,320
Common Stock
Class of Stock [Line Items]
Preferred stock, shares issued during period						726,139	726
Common Stock | Public Warrants
Class of Stock [Line Items]
Number of shares issued for each warrant						0.25
Exercise price of warrant | $ / shares						$ 23.00
Common Stock | Series C Warrants
Class of Stock [Line Items]
Exercise price of warrant | $ / shares						9.54
Common Stock | Placement Agent Warrants
Class of Stock [Line Items]
Number of shares issued for each warrant							1		1	1
Exercise price of warrant | $ / shares							$ 9.54		$ 8.68	$ 9.54
Common Stock | Management Warrants
Class of Stock [Line Items]
Exercise price of warrant | $ / shares						$ 1.08
Warrants vesting period						4 years
Series C Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized						0	1,626,106			1,626,106
Preferred stock, par value per share | $ / shares						$ 0.0001	$ 0.0001			$ 0.0001
Issuance of preferred stock, total offering amount | $					$ 15,000,000
Issuance of preferred stock, price per share | $ / shares					$ 9.54
Preferred stock, shares issued during period							506,539	559,849
Gross cash proceeds from issuance of preferred stock | $							$ 4,800,000	$ 5,300,000
Preferred stock, issuance costs | $							$ 300,000	$ 400,000
Series C Convertible Preferred Stock | Series C Warrants
Class of Stock [Line Items]
Percentage of warrants issued in connection with preferred stock purchased						20.00%
Series C Convertible Preferred Stock | Series C Warrants | Minimum
Class of Stock [Line Items]
Preferred stock value of shares purchased in single closing | $						$ 1,000,000
Series C Convertible Preferred Stock | Common Stock
Class of Stock [Line Items]
Series c convertible preferred stock convert into common stock shares, conversion ratio	1
Outstanding convertible preferred stock converted into shares of common stock											1
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized						5,000,000	0			0
Preferred stock, par value per share | $ / shares						$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares issued during period		1,231				1,231
Issuance of preferred stock, total offering amount | $		$ 4,000,000
Event of convertible preferred stock be convertible if holder beneficially owning outstanding shares of common stock percentage		9.99%				9.99%
Convertible preferred stock convertible into shares of common stock, conversion price per share | $ / shares						$ 3.25
Voting rights of preferred stock holder						The shares of the Company’s Series A Convertible Preferred Stock have no voting rights, except with respect to certain protective provisions set forth in the Series A Certificate of Designation relating to the powers, preferences and rights of such shares.